Employee Benefits - Reconciliation of the changes in the pension plans fair value of assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 08, 2022
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Refund Of Withholding Tax Receivable		$ 28.0
Plan assets [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements	$ 36.3
Surety Bonds [Member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements	$ 80.8